Marketable Securities - Additional Information - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Marketable Securities [Line Items]
Fair market value of marketable securities in unrealized loss position		$ 6,500
Graphite Bio, Inc.
Marketable Securities [Line Items]
Fair market value of marketable securities in unrealized loss position		$ 0
Realized gains or losses recognized	$ 0
Reclassification out of Accumulated Other Comprehensive Gain (Loss) | Graphite Bio, Inc.
Marketable Securities [Line Items]
Available-for-sale, reclassifications out of accumulated other comprehensive gain (loss)	$ 0